Right-of-use asset and lease liability (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of right of use asset

28.1	Right-of-use asset

	Balance as of	Additions	Remeasurement adjustment	Amorti-	Loss on	Reclassification	Balance as of
	January 1, 2021			zation	disposal	/Others (a)	December 31, 2021

Real estate	23,384	87,921	10,748	(10,053)	(13,079)	22,008	120,929
Vehicles	90,316	7,920	2,255	(33,000)	(142)	484	67,833
Equipment	18,821	2,424	612	(6,695)	(1,239)	1,371	15,294
	132,521	98,265	13,615	(49,748)	(14,460)	23,863	204,056
(a) Reclassification to Assets classified as held for sale (Note 41) and effect of business combination (Note 1.2)

	Balance as of	Additions	Remeasurement adjustment		Loss on	Reclassi-	Balance as of
	January 1, 2020			Amortization	disposal	fication (a)	December 31, 2020

Real estate	40,155	5,319	75	(18,433)	(2,551)	(1,181)	23,384
Vehicles	46,400	79,455	1,331	(28,176)	-	(8,694)	90,316
Equipment	6,276	18,797	-	(4,880)	-	(1,372)	18,821
	92,831	103,571	1,406	(51,489)	(2,551)	(11,247)	132,521
(a) Reclassification to Assets classified as held for sale (Note 41).

Schedule of changes in lease liability

28.2.1	Changes in lease liability

Balance as of January 1, 2020	96,604
Additions	103,571
Remeasurement adjustment	1,406
Charges	10,528
Amortization - principal	(51,761)
Payment - charges	(7,577)
Loss on disposal	(2,670)
Reclassification (a)	(11,740)
Balance as of December 31, 2020	138,361
Effect of acquisition of control of Vilas Complex	22,381
Additions	98,265
Remeasurement adjustment	13,615
Charges	13,459
Amortization - principal	(53,120)
Payment - charges	(7,145)
Loss on disposal	(14,799)
Reclassification (a)	1,717
Balance as of December 31, 2021	212,734
Current	47,240
Noncurrent	165,494
(a) Reclassification to Assets classified as held for sale (Note 41).

Schedule of maturity of noncurrent installments

28.2.2	Maturity of noncurrent installments

2023	38,090
2024	29,388
2025	12,293
2026	11,235
2027	6,871
After 2027	124,164
Undiscounted amounts	222,041
Embedded interest	(56,547)
Lease liabilities balance	165,494

Schedule of potential right to pis/cofins recoverable

The table below shows the potential right to Pis/Cofins recoverable for Pis/Cofins computed in lease consideration payable in the foreseen periods.

Cash Flows	Nominal value	Present value
Lease consideration	356,050	212,734
Potencial Pis/Cofins	25,772	16,222

Schedule of impact of forecast inflation on discounted cash flows

However, given the current reality of long-term interest rates in the Brazilian economic environment, the table below shows the comparative balances between the information recorded in accordance with IFRS 16 and the amount that would be recorded considering forecast inflation:

	Balance in accordance with IFRS 16	Inflation projected balance	%
Lease liabilities	212,734	258,038	21.30%
Right to use assets	204,056	241,514	18.36%
Financial expense	12,687	17,099	34.78%
Amortization expense	46,468	52,274	12.49%

Schedule of commitments from leases and rentals

For leases of low value assets, such as computers, printers and furniture, short-term leases, as well as for leases of land for development of wind power generation projects, whose payment is made based on variable remuneration, the amounts are recognized in the statement of income as operating costs and/or expenses (Note 33.6). The balance of commitments from leases and rentals is shown below:

	Less than		Over
	1 year	1 to 5 years	5 years	12.31.2021
Commitments from leases and rents	7,662	34,146	162,157	203,965

Schedule of receivable from leases

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2021
Facilities sharing	1,031	4,122	16,546	21,699